Investments: Investments Classified by Contractual Maturity Date (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Investments Classified by Contractual Maturity Date

	Amortized	Estimated
	Cost	Fair Value

Due in one year or less	$ 1,261	$ 1,280
Due after one year through five years	315	322
Due after ten years	8,757	8,211
Mortgage-backed securities:
Residential mortgage-backed	2,365	2,538

Total debt securities	$ 12,698	$ 12,351